                                    FORM 13F
                INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
              MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES
                    EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                       Securities and Exchange Commission
                             Washington, D.C. 20524

              Report of the Calendar Quarter Ending March 31, 2005

                       If amended report check here:
                                                     -----
Name of Institutional Investment Manager:

Appleton Partners, Inc.   S.E.C. File Number 28-6694

Business Address:

45 Milk Street   Boston   MA      02109
Street           City     State   Zip

Name, Phone no. and Title of Person Duly Authorized to Submit this Report:

Douglas C. Chamberlain, President   (617)338-0700

ATTENTION - Intentional misstatements of omissions of facts constitute Federal
            Criminal Violations. Sec 18 U.S.C. 1991 and 15 U.S.C. 78ff(a).

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 11th day of May 2005.

                                        Appleton Partners, Inc.
                                        (Name of Institutional Investment Mgr.)


                                    By: /s/ Douglas C. Chamberlain
                                        ----------------------------------------
                                        Douglas C. Chamberlain

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers: None
Form 13F Information Table Entry Total: 125
Form 13F Information Table Value Total: 257,858,616 (thousands)

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manger filing this report.

     NONE

(If there are no entries in this list, state "NONE" and omit the column headings and list entries.)

No.   Form 13F file number   Name
---   --------------------   ----

---   ------------------     -------------------

Appleton Partners, Inc.
13F SEC APPRAISAL
Master Group
31-Mar-05

                                                                                        Investment Discretion   Voting Authority
                                                                                        ---------------------  ------------------
                                         Security                                        Sole  Shared   Other  Sole  Shared  None
Security                                   Type        Cusip    Market Value  Quantity   (A)     (B)     (C)    (A)    (B)    (C)
-------------------------------------  ------------  ---------  ------------  --------  -----  ------  ------  ----  ------  ----
Master Group
3M CO COM                              COMMON STOCK  88579Y101     6585705      76855     X                      X
ALBERTO CULVER CO CL B CONV            COMMON STOCK  013068101     2546726      53212     X                      X
AMERICAN EXPRESS CO COM                COMMON STOCK  025816109     4840492      94228     X                      X
AMGEN INC COM                          COMMON STOCK  031162100      334533       5747     X                      X
AMPHENOL CORP NEW CL A                 COMMON STOCK  032095101     1232321      33270     X                      X
APACHE CORP COM                        COMMON STOCK  037411105     8312585     135760     X                      X
APOLLO GROUP INC CL A                  COMMON STOCK  037604105      268467       3625     X                      X
APPLETON EQUITY GROWTH FUND            MUTUAL FUNDS  038042107     2451007     358334     X                      X
APPLIED MATLS INC COM                  COMMON STOCK  038222105      188955      11628     X                      X
ATLAS CONS MNG&DEV CP CL B             COMMON STOCK  049249303        3827      76533     X                      X
AUTOMATIC DATA PROCESS COM             COMMON STOCK  053015103      231492       5150     X                      X
AVON PRODS INC COM                     COMMON STOCK  054303102     5062111     117888     X                      X
BAKER HUGHES INC COM                   COMMON STOCK  057224107     5194652     116760     X                      X
BANK OF AMERICA CORP COM               COMMON STOCK  060505104     8245189     186966     X                      X
BARD C R INC COM                       COMMON STOCK  067383109     6678308      98095     X                      X
BECTON DICKINSON & CO COM              COMMON STOCK  075887109     3531197      60445     X                      X
BJ SVCS CO COM                         COMMON STOCK  055482103      636568      12270     X                      X
BORG WARNER INC COM                    COMMON STOCK  099724106     4808610      98780     X                      X
BP PLC SPONSORED ADR                   COMMON STOCK  055622104     1214866      19469     X                      X
BRISTOL MYERS SQUIBB COM               COMMON STOCK  110122108      510218      20040     X                      X
BURLINGTON NRTHN SANTA COM             COMMON STOCK  12189T104     4727504      87660     X                      X
CARLISLE COS INC COM                   COMMON STOCK  142339100      383735       5500     X                      X
CARNIVAL CORP PAIRED CTF               COMMON STOCK  143658300      208535       4025     X                      X
CATERPILLAR INC DEL COM                COMMON STOCK  149123101      389352       4258     X                      X
CENTEX CORP COM                        COMMON STOCK  152312104      237670       4150     X                      X

CHEVRONTEXACO CORP COM                 COMMON STOCK  166764100      543216       9316     X                      X
CISCO SYS INC COM                      COMMON STOCK  17275R102     2216535     123898     X                      X
CITIGROUP INC COM                      COMMON STOCK  172967101     4853430     107998     X                      X
CLOROX CO DEL COM                      COMMON STOCK  189054109      327233       5195     X                      X
COCA COLA CO COM                       COMMON STOCK  191216100     1023207      24555     X                      X
COLGATE PALMOLIVE CO COM               COMMON STOCK  194162103      243373       4665     X                      X
CONAGRA FOODS INC COM                  COMMON STOCK  205887102      341803      12650     X                      X
COSTCO WHSL CORP NEW COM               COMMON STOCK  22160K105      201019       4550     X                      X
DANAHER CORP DEL COM                   COMMON STOCK  235851102     3162139      59205     X                      X
DELL INC COM                           COMMON STOCK  24702R101      357882       9315     X                      X
DIEBOLD INC COM                        COMMON STOCK  253651103     1940867      35385     X                      X
DISNEY WALT CO COM DISNEY              COMMON STOCK  254687106      621631      21637     X                      X
DNAPRINT GENOMICS INC COM              COMMON STOCK  23324Q103         630     100000     X                      X
DU PONT E I DE NEMOURS COM             COMMON STOCK  263534109      446352       8711     X                      X
EATON CORP COM                         COMMON STOCK  278058102      329616       5040     X                      X
ECOLAB INC COM                         COMMON STOCK  278865100     2147093      64965     X                      X
ENERGAS RES INC COM                    COMMON STOCK  29265E108        8600      20000     X                      X
EXPEDITORS INTL WASH COM               COMMON STOCK  302130109     4511855      84255     X                      X
EXXON MOBIL CORP COM                   COMMON STOCK  30231G102    14965784     251104     X                      X
FEDERATED EQUITY FDS KAUFMANN CL A     MUTUAL FUNDS  314172677      235294      45511     X                      X
FEDERATED INCOME TR INSTL SHRS         MUTUAL FUNDS  314199100      153186      14772     X                      X
FEDERATED INVS INC PA CL B             COMMON STOCK  314211103      370153      13075     X                      X
FEDERATED STK TR SH BEN INT            MUTUAL FUNDS  313900102      539938      14805     X                      X
FEDERATED TOTAL RETURN TOTL RET INSTL  MUTUAL FUNDS  31428Q101      162650      15258     X                      X
FLEXTRONICS INTL LTD ORD               COMMON STOCK  Y2573F102      258150      21441     X                      X
FRANKLIN RES INC COM                   COMMON STOCK  354613101     3878725      56500     X                      X
FRIEDMAN BILLINGS RMSY CL A            COMMON STOCK  358434108     2920064     183999     X                      X
GENERAL ELEC CO COM                    COMMON STOCK  369604103    10847772     300826     X                      X
GILLETTE CO COM                        COMMON STOCK  375766102     3328433      65936     X                      X
HARLEY DAVIDSON INC COM                COMMON STOCK  412822108      399988       6925     X                      X
HERSHEY FOODS CORP COM                 COMMON STOCK  427866108     3039929      50280     X                      X
HOME DEPOT INC COM                     COMMON STOCK  437076102     1210487      31655     X                      X
ILLINOIS TOOL WKS INC COM              COMMON STOCK  452308109      579886       6477     X                      X
INTEL CORP COM                         COMMON STOCK  458140100     5496218     236600     X                      X
INTERNATIONAL BUS MACH COM             COMMON STOCK  459200101     3409388      37310     X                      X
IRON MTN INC PA COM                    COMMON STOCK  462846106     2098110      72750     X                      X
ISHARES TR MSCI EAFE IDX               COMMON STOCK  464287465      214474       1350     X                      X

ISHARES TR RUSL 2000 VALU              COMMON STOCK  464287630        350075      1900   X                     X
J P MORGAN CHASE & CO COM              COMMON STOCK  46625H100        332298      9604   X                     X
JABIL CIRCUIT INC COM                  COMMON STOCK  466313103       1769666     62050   X                     X
JOHNSON & JOHNSON COM                  COMMON STOCK  478160104       6655959     99106   X                     X
KELLOGG CO COM                         COMMON STOCK  487836108        735244     16992   X                     X
LABORATORY AMER HLDGS COM NEW          COMMON STOCK  50540R409        857960     17800   X                     X
LOWES COS INC COM                      COMMON STOCK  548661107        323986      5675   X                     X
MASCO CORP COM                         COMMON STOCK  574599106       3994504    115215   X                     X
MEDTRONIC INC COM                      COMMON STOCK  585055106        903394     17731   X                     X
MEMORY PHARMACEUTICALS COM             COMMON STOCK  58606R403        128106     29248   X                     X
MERRILL LYNCH & CO INC COM             COMMON STOCK  590188108       2624259     46365   X                     X
MFS SER TR I NEW DISCV CL A            MUTUAL FUNDS  552983553        255342     16978   X                     X
MFS SER TR V INTL NEW DIS A            MUTUAL FUNDS  552981888        243305     11186   X                     X
MICROSOFT CORP COM                     COMMON STOCK  594918104       4393115    181759   X                     X
MORGAN STANLEY COM NEW                 COMMON STOCK  617446448        297070      5189   X                     X
NEWELL RUBBERMAID INC COM              COMMON STOCK  651229106        762963     34775   X                     X
NIKE INC CL B                          COMMON STOCK  654106103        628990      7550   X                     X
NORTH STAR DIAMONDS COM                COMMON STOCK  662566108          1310    100000   X                     X
NORTHERN TR CORP COM                   COMMON STOCK  665859104        291048      6700   X                     X
OMNICOM GROUP INC COM                  COMMON STOCK  681919106       1214937     13725   X                     X
PATTERSON DENTAL CO COM                COMMON STOCK  703395103       1628620     32605   X                     X
PEPSICO INC COM                        COMMON STOCK  713448108       4868260     91802   X                     X
PFIZER INC COM                         COMMON STOCK  717081103       5531464    210562   X                     X
POLARIS INDS INC COM                   COMMON STOCK  731068102       2579407     36728   X                     X
POTASH CORP SASK INC COM               COMMON STOCK  73755L107       2601235     29725   X                     X
PPG INDS INC COM                       COMMON STOCK  693506107        259546      3629   X                     X
PRAXAIR INC COM                        COMMON STOCK  74005P104       5057653    105676   X                     X
PROCTER & GAMBLE CO COM                COMMON STOCK  742718109       4330994     81717   X                     X
PULTE HOMES INC COM                    COMMON STOCK  745867101       6097668     82815   X                     X
QUEST DIAGNOSTICS INC COM              COMMON STOCK  74834L100       3418302     32515   X                     X
RETAIL VENTURES INC COM                COMMON STOCK  76128Y102         91100     10000   X                     X
ROYAL DUTCH PETE CO NY REG EUR .56     COMMON STOCK  780257804        503856      8392   X                     X
SAFECO CORP COM                        COMMON STOCK  786429100       4921658    101040   X                     X
SANMINA SCI CORP COM                   COMMON STOCK  800907107         68382     13100   X                     X
SBC COMMUNICATIONS INC COM             COMMON STOCK  78387G103        638564     26955   X                     X
SCHEIN HENRY INC COM                   COMMON STOCK  806407102       3147827     87830   X                     X
SCHLUMBERGER LTD COM                   COMMON STOCK  806857108       2581189     36623   X                     X

SCOTTS MIRACLE GRO CO                  COMMON STOCK  810186106       1788758     25470   X                     X
SCRIPPS E W CO OHIO CL A               COMMON STOCK  811054204        874575     17940   X                     X
SEA CONTAINERS LTD CL A                COMMON STOCK  811371707        338266     18525   X                     X
SHELL TRANS&TRAD PLC ADR NY SHS NEW    COMMON STOCK  822703609        710757     13075   X                     X
SMITH INTL INC COM                     COMMON STOCK  832110100        345015      5500   X                     X
SPDR TR UNIT SER 1                     COMMON STOCK  78462F103        358009      3035   X                     X
STANLEY WKS COM                        COMMON STOCK  854616109       1259411     27820   X                     X
STARWOOD HOTELS&RESORT PAIRED CTF      COMMON STOCK  85590A203       2002000     33350   X                     X
STATE STR CORP COM                     COMMON STOCK  857477103        732048     16744   X                     X
SYMANTEC CORP COM                      COMMON STOCK  871503108        498269     23360   X                     X
TARGET CORP COM                        COMMON STOCK  87612E106       3606442     72100   X                     X
TEEKAY SHIPPNG MARS IS COM             COMMON STOCK  Y8564W103       1000137     22250   X                     X
TERADYNE INC COM                       COMMON STOCK  880770102        325215     22275   X                     X
TOLL BROTHERS INC COM                  COMMON STOCK  889478103       2303603     29215   X                     X
TRIBUNE CO NEW COM                     COMMON STOCK  896047107       1870023     46903   X                     X
UNITED TECHNOLOGIES CP COM             COMMON STOCK  913017109        741101      7290   X                     X
VERIZON COMMUNICATIONS COM             COMMON STOCK  92343V104       3071105     86510   X                     X
VODAFONE GROUP PLC NEW SPONSORED ADR   COMMON STOCK  92857W100        246025      9263   X                     X
WACHOVIA CORP 2ND NEW COM              COMMON STOCK  929903102        543821     10682   X                     X
WAL MART STORES INC COM                COMMON STOCK  931142103       1197829     23904   X                     X
WEATHERFORD INTL LTD COM               COMMON STOCK  G95089101       1894059     32690   X                     X
WELLS FARGO & CO NEW COM               COMMON STOCK  949746101       4328025     72375   X                     X
WYETH COM                              COMMON STOCK  983024100        255906      6067   X                     X
YUM BRANDS INC COM                     COMMON STOCK  988498101        291172      5620   X                     X
ZEBRA TECHNOLOGIES CP CL A             COMMON STOCK  989207105        778551     16394   X                     X
ZIMMER HLDGS INC COM                   COMMON STOCK  98956P102       5199498     66823   X                     X
                                                                   ---------
                                                                   257858616
                                                                   ---------
TOTAL PORTFOLIO                                                    257858616
                                                                   =========